Description of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended		24 Months Ended	27 Months Ended
	Nov. 07, 2023	Oct. 13, 2023	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 07, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split		10.594230-for-1
Net Loss				$ 66,394	$ 59,277
Cash and cash equivalents, including restricted cash				121,466	77,335	$ 135,860
Accumulated deficit				$ (181,840)	$ (115,446)
Aggregate total net proceeds raised with issuance of convertible preferred stock							$ 185,556
Series A and Series B Convertible Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate total net proceeds raised with issuance of convertible preferred stock						$ 185,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds	$ 100,300
SAFE [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds			$ 3,900